Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of outstanding convertible promissory notes

Debt Type	Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants	Interest Rate Information
A	6/30/2018	$264	$-	$264	6/30/2021	-	0.0% interest (1)
B	4/27/2018	$1,100	4	1,104	1/16/2019	143,791	8.0% interest (2)
B	1/16/2018	$1,000	3	1,003	1/16/2019	61,729	8.0% interest (2)
C	8/17/2016	3,000	11	3,011	8/17/2019	588,237	8.0% interest (2)
D	6/29/2016	50	2	52	8/24/2019	2,977	14% interest - 12% cash, 2% added to principal
D	6/13/2016	200	21	221	8/24/2019	11,905	14% interest - 12% cash, 2% added to principal
D	6/13/2016	250	17	267	8/24/2019	14,881	14% interest - 12% cash, 2% added to principal
D	5/3/2016	500	22	522	8/24/2019	29,762	14% interest - 12% cash, 2% added to principal
D	12/28/2015	150	8	158	8/24/2019	8,929	14% interest - 12% cash, 2% added to principal
D	12/28/2015	500	25	525	8/24/2019	29,762	14% interest - 12% cash, 2% added to principal
D	12/28/2015	600	30	630	8/24/2019	35,715	14% interest - 12% cash, 2% added to principal
D	10/26/2015	300	16	316	8/24/2019	17,858	14% interest - 12% cash, 2% added to principal
D	10/15/2015	150	8	158	8/24/2019	8,929	14% interest - 12% cash, 2% added to principal
D	10/15/2015	500	28	528	8/24/2019	29,762	14% interest - 12% cash, 2% added to principal
D	6/23/2015	400	25	425	8/24/2019	21,334	14% interest - 12% cash, 2% added to principal
D	6/23/2015	119	37	156	8/24/2019	31,176	Refinanced May 20, 2015 debt, 14% interest(3)
D	5/20/2015	465	-	465	8/24/2019	25,410	14% interest - 12% cash, 2% added to principal
		$9,548	$257	$9,805		1,062,157
	Debt discount			(1,893)
	Total debt	$9,548		$7,912

A – Secured Disbursed Escrow Promissory Note

B – Revolving Loan

C – Term Loan

D – Convertible Promissory Note

(1) 0.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding paid-in-kind (“PIK”) interest); 8.0% cash, when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)

(2) 8.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding PIK interest); 8.0% cash, 2.0% PIK when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)

(3) 12.0% cash, 2.0% added to principal

Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants
8/17/2016	3,000	-	3,000	8/17/2019	588,237	8.0% interest
6/29/2016	50	2	52	4/10/2019	2,977	14% interest*
6/13/2016	200	19	219	4/10/2019	11,905	14% interest*
6/13/2016	250	14	264	4/10/2019	14,881	14% interest*
5/3/2016	500	17	517	4/10/2019	29,762	14% interest*
12/28/2015	150	6	156	4/10/2019	8,929	14% interest*
12/28/2015	500	20	520	4/10/2019	29,762	14% interest*
12/28/2015	600	24	624	4/10/2019	35,715	14% interest*
10/26/2015	300	13	313	4/10/2019	17,858	14% interest*
10/15/2015	150	7	157	4/10/2019	8,929	14% interest*
10/15/2015	500	23	523	4/10/2019	29,762	14% interest*
6/23/2015	400	21	421	4/10/2019	21,334	14% interest*
6/23/2015	119	31	150	4/10/2019	31,176	Refinanced May 20, 2015 debt, 14% interest *
5/20/2015	465	-	465	4/10/2019	25,410	14% cash interest
	$7,184	$197	$7,381		856,637
Debt discount			(1,916)
Total debt	$7,184		$5,465

*	12% cash, 2% added to principal